Transactions with Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands	8 Months Ended	9 Months Ended	12 Months Ended			120 Months Ended
	Sep. 09, 2016	Sep. 15, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 01, 2015	Oct. 24, 2016	Aug. 17, 2016	Aug. 16, 2016
Related Party Transaction [Line Items]
Cost of marine petroleum products - related companies			$ 3,670,542	$ 3,853,450	$ 6,286,453
Cost of voyage revenues			14,974	14,827	14,729
Selling and distribution expenses			202,266	205,078	220,830
Trade Receivables from related companies			11,509	18,963
Due from related companies			9,548	6,887
Short-term borrowings from related companies			20,000	0
Interest expense			36,499	37,608	33,898
Voyage revenues			26,870	28,780	30,410
Other revenues			52,707	47,372	40,393
Other payables to related companies			1,344	1,190
Sales of marine petroleum products - related companies			3,996,642	4,155,502	6,590,998
Office rentals incurred			41,730	36,043	34,715
Gain/(loss) on sale of vessel			(6,312)	(130)	(12,864)
Repurchase total consideration			$ 99,580	0	0
Aegean Princess
Related Party Transaction [Line Items]
Gain/(loss) on sale of vessel	$ (3,922)
Aegean Oil S.A.
Related Party Transaction [Line Items]
Number of service stations			560
Payment period						30 calendar days
Penalty on late payment						10.00%
Termination notice						12 months
Cost of marine petroleum products - related companies			$ 63,750	133,985	342,666
Cost of voyage revenues			180	180	1,362
Selling and distribution expenses			711	781	1,700
Trade Receivables from related companies			7,941	14,309
Due from related companies			8,212	4,524
Voyage revenues			5,889	2,732	0
Other payables to related companies			31	10
Sales of marine petroleum products - related companies			654
Aegean Shipping Management S.A.
Related Party Transaction [Line Items]
Cost of marine petroleum products - related companies			0	0	1,430
Trade Receivables from related companies			2,487	3,542
Due from related companies			28	1,190
Other revenues					41
Sales of marine petroleum products - related companies			1,490	1,724	7,653
Gener8 Maritime Inc
Related Party Transaction [Line Items]
Cost of marine petroleum products - related companies			0	233	1,542
Trade Receivables from related companies			0	798
Sales of marine petroleum products - related companies			6,074	7,570	7,190
Unique Tankers LLC
Related Party Transaction [Line Items]
Due from related companies			0	0
Sales of marine petroleum products - related companies			0	1,247	9,858
Melco S.A.
Related Party Transaction [Line Items]
Cost of marine petroleum products - related companies			124	2,739	5,888
Due from related companies			0	0
Other revenues				150
Other payables to related companies			25	22
Sales of marine petroleum products - related companies					3,709
Aegean V
Related Party Transaction [Line Items]
Due from related companies			100	100
Voyage revenues			0	0	1,809
Aegean VIII
Related Party Transaction [Line Items]
Due from related companies			11	581
Voyage revenues			5,275	5,345	3,352
Grady Properties Corporation SA
Related Party Transaction [Line Items]
Short-term borrowings from related companies			20,000
Interest expense			$ 215
Interest rate			6.00%
Grady Properties Corporation SA | Maximum
Related Party Transaction [Line Items]
Short-term borrowings from related companies							$ 25,000
Other related companies affiliated with the Chairman of the Board
Related Party Transaction [Line Items]
Due from related companies			$ 1	192
Sales of marine petroleum products - related companies			633	1,005	2,838
Other related companies affiliated with the Chairman of the Board | Aegean Princess
Related Party Transaction [Line Items]
Due from related companies			400
Gain/(loss) on sale of vessel	$ (3,922)
Other related companies affiliated with founder or his relatives
Related Party Transaction [Line Items]
Cost of marine petroleum products - related companies			139	122
Voyage revenues			103	98	107
Other revenues			1,197	492
Other payables to related companies			1,288	1,158
Sales of marine petroleum products - related companies			314	187	0
Office rentals incurred			$ 602	$ 602	$ 732
Founder of the Company
Related Party Transaction [Line Items]
Repurchase total consideration		$ 99,580
Repurchased share price									$ 8.81
Repurchase and retirement of common stock, shares		11,303,031
Approved number of shares for repurchase								11,303,031